UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Value Builder Fund

	Shares	Value ($)

Common Stocks 59.0%
Consumer Discretionary 4.4%
Hotels Restaurants & Leisure 0.3%
Carnival Corp. (Unit)	8,730	212,314
Multiline Retail 1.8%
Family Dollar Stores, Inc.	20,620	537,563
Kohl's Corp.*	17,430	630,966

		1,168,529
Specialty Retail 2.3%
AutoZone, Inc.*	3,620	504,882
Best Buy Co., Inc.	9,320	261,985
Limited Brands, Inc.	22,060	221,482

Lowe's Companies, Inc.	27,200	585,344

		1,573,693
Consumer Staples 5.2%
Beverages 0.5%
Molson Coors Brewing Co. "B"	6,470	316,512
Food & Staples Retailing 1.3%
CVS Caremark Corp.	31,740	912,208
Food Products 1.2%
Campbell Soup Co.	14,170	425,242
Unilever NV (NY Shares)	17,230	422,996

		848,238
Household Products 0.5%
Kimberly-Clark Corp.	6,230	328,570
Tobacco 1.7%
Altria Group, Inc.	21,440	322,886
Lorillard, Inc.	8,500	478,975
Philip Morris International, Inc.	7,360	320,234

		1,122,095
Energy 8.0%
Oil, Gas & Consumable Fuels
Chevron Corp.	17,230	1,274,503
ConocoPhillips	16,440	851,592
Devon Energy Corp.	7,820	513,852
ExxonMobil Corp.	25,790	2,058,816
Marathon Oil Corp.	16,440	449,799
Occidental Petroleum Corp.	5,100	305,949

		5,454,511
Financials 15.4%
Capital Markets 3.0%
Ameriprise Financial, Inc.	6,350	148,336
Bank of New York Mellon Corp.	21,080	597,196
Lazard Ltd. "A"	19,920	592,421
TD Ameritrade Holding Corp.*	39,890	568,433
The Goldman Sachs Group, Inc.	1,580	133,336

		2,039,722
Commercial Banks 4.5%
BB&T Corp.	12,010	329,795
Comerica, Inc.	4,420	87,737
FNB Corp.	28,000	369,600
PNC Financial Services Group, Inc.	8,390	411,110
SunTrust Banks, Inc.	4,760	140,610
US Bancorp.	12,130	303,371
Wells Fargo & Co.	37,630	1,109,333
Zions Bancorp.	10,670	261,522

		3,013,078
Consumer Finance 0.4%
Discover Financial Services	30,830	293,810
Diversified Financial Services 3.0%
Bank of America Corp.	33,800	475,904
Citigroup, Inc.	41,260	276,855

JPMorgan Chase & Co.	40,800	1,286,424

		2,039,183
Insurance 3.5%
ACE Ltd.	9,400	497,448
Allstate Corp.	23,350	764,946
CNA Financial Corp.	23,400	384,696
Loews Corp.	13,830	390,697
MetLife, Inc.	5,220	181,969
Prudential Financial, Inc.	4,860	147,064

		2,366,820
Thrifts & Mortgage Finance 1.0%
New York Community Bancorp., Inc.	40,690	486,652
People's United Financial, Inc.	12,130	216,278

		702,930
Health Care 7.6%
Biotechnology 1.1%
Amgen, Inc.*	12,920	746,130
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	15,980	856,368
Zimmer Holdings, Inc.*	6,120	247,371

		1,103,739
Life Sciences Tools & Services 0.3%
PerkinElmer, Inc.	12,800	178,048
Pharmaceuticals 4.6%
Abbott Laboratories	15,930	850,184
Johnson & Johnson	6,120	366,160
Merck & Co., Inc.	10,560	321,024
Novartis AG (ADR)	9,060	450,825
Pfizer, Inc.	27,540	487,733
Wyeth	17,690	663,552

		3,139,478
Industrials 3.5%
Aerospace & Defense 0.8%
Honeywell International, Inc.	15,530	509,850
Commercial Services & Supplies 0.9%
Pitney Bowes, Inc.	24,710	629,611
Industrial Conglomerates 1.8%
General Electric Co.	74,460	1,206,252
Information Technology 3.8%
Communications Equipment 0.8%
Harris Corp.	8,500	323,425
Nokia Oyj (ADR)	12,510	195,156

		518,581
Computers & Peripherals 0.7%
Hewlett-Packard Co.	12,240	444,189
Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	36,830	539,928
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	18,768	148,267

		688,195
Software 1.3%
Microsoft Corp.	22,840	444,010

Symantec Corp.*	34,110	461,167

		905,177
Materials 2.2%
Containers & Packaging
Owens-Illinois, Inc.*	20,990	573,657
Packaging Corp. of America	21,650	291,409
Pactiv Corp.*	25,270	628,717

		1,493,783
Telecommunication Services 6.0%
Diversified Telecommunication Services
AT&T, Inc.	74,840	2,132,940
Frontier Communications Corp.	44,200	386,308
Verizon Communications, Inc.	45,220	1,532,958

		4,052,206
Utilities 2.9%
Electric Utilities 1.4%
FPL Group, Inc.	18,880	950,230
Multi-Utilities 1.5%
Wisconsin Energy Corp.	24,660	1,035,227

Total Common Stocks (Cost $45,659,243)		39,992,909
Open End Investment Company 39.6%
DWS Short Duration Plus Fund "Institutional" (a) (Cost $29,633,544)	3,063,511	26,866,989
Cash Equivalents 2.5%
Cash Management QP Trust, 1.42% (a) (b) (Cost $1,662,900)	1,662,900	1,662,900
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $76,955,687) †	101.1	68,522,798
Other Assets and Liabilities, Net	(1.1)	(714,038)

Net Assets	100.0	67,808,760

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $77,283,707. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $8,760,909. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $933,792 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,694,701.

(a)		Affiliated fund, managed by Deutsche Investment Management Americas Inc.
(b)		The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 66,859,898
Level 2	1,662,900
Level 3	-
Total	$ 68,522,798

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008